10-Q Stockholders' Deficit	6 Months Ended
Jun. 30, 2023
Share-Based Payment Arrangement [Abstract]
Stockholders' Deficit	Stockholders’ Deficit
a.Common Stock
On June 7, 2023, the Company increased the authorized shares of common stock, $0.0001 par value, to 4,600,000,000 shares.
As disclosed in Notes 1 and 5, on June 8, 2023, Notes Conversion Agreements were executed between the Company and various noteholders whereby the noteholders have agreed to convert $10.1 million of loans payable, including accrued interest (exclusive of the SPAC Executive Notes), which resulted in the issuance of 166,585,379 shares of Electriq common stock, including 33,317,076 incentive shares of common stock issued as an incentive prior to Closing.
As disclosed in Note 1, with respect to subscription agreements signed in June 2023, including the $18.1 million of Pre-Closing Financings, a total of $11.0 million of Pre-Closing Financings was received through June 30, 2023. This resulted in the issuance of an additional 180,892,332 shares of Electriq common stock, including 36,178,466 incentive shares of common stock issued as an incentive prior to Closing.
As disclosed in Note 8, the Company determined the total fair value received for each transaction to be the cash amount paid by the investors in exchange for the stock. The Company utilized a third-party valuation specialist to determine the fair value of the common stock and the cumulative mandatorily redeemable Series B preferred stock issued based on the relative fair values in order to allocate the fair value of the consideration received to the shares issued. The fair value calculation was based on a variety of assumptions, including the use of a market yield to discount the future payout to present value and applying a discount related to the lack of marketability, which resulted in a fair value of common stock and cumulative mandatorily redeemable Series B preferred stock per share. The Company allocated the fair value to the cumulative mandatorily redeemable Series B preferred stock based on the percentage or proportion it represented within the total fair value received, with the remaining fair value allocated to the common stock. This was calculated by subtracting the fair value of the Series B preferred stock from the total fair value received to determine the fair value of common stock. The Company has concluded that the common stock issued should be classified as a component of Stockholders’ deficit in the Condensed Consolidated Balance Sheets. Subsequent changes in fair value of common stock issued are not recognized as long as the contract continues to be classified as a component of Stockholders’ deficit.
b.Stock Options
On September 27, 2015, the Company’s Board of Directors authorized and approved the adoption of the 2015 Equity Incentive Plan effective January 29, 2016. Subsequently, the plan was amended, the most recent of which was on March 12, 2020, allowing an aggregate of 360,917,134 shares to be issued. The plan shall terminate ten years after the plan’s adoption by the Board of Directors. As of June 30, 2023, an aggregate of 414,884,688 stock options were granted to date, 55,711,814 shares have been forfeited or expired to date and are included in the shares available to be granted and an aggregate total of 4,223,848 shares are still available to be granted under the plan.
During the six months ended June 30, 2023 and 2022, the Board of Directors approved the grant of 5,500,000 and 11,750,000 stock options, respectively, to the Company’s employees, executives and consultants valued at $317,270 and $547,333, respectively, or an average of $0.0577 and $0.0465 per share, respectively. The term of the options is approximately ten years, and the vesting period is four years.
In applying the Black-Scholes option pricing model, the Company used the following assumptions during the first six months of:

	2023	2022
Risk-free interest rate	3.53%—4.27%	1.62%—2.93%
Expected term (years)	6.25	6.25
Expected volatility	71.52%—71.65%	73.03%
Expected dividends	—	—
The following table summarizes the stock option activity for the six months ended June 30, 2023:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (years)
Outstanding at December 31, 2022	151,869,616	$0.0064	8.8
Grants	5,500,000	$0.0700	10.0
Exercised	(1,980,833)	$0.0062	9.0
Forfeited	(3,812,500)	$0.0061	8.7
Outstanding at June 30, 2023	151,576,283	$0.0087	8.4
The following table presents information relating to stock options as of June 30, 2023:

Options Outstanding			Options Exercisable
Exercise Price	Number of Options	Weighted Average Remaining Life (years)	Exercisable Number of Options	Weighted Average Remaining Life (years)
$0.0001	1,200,000	3.5	1,200,000	3.5
$0.004	15,872,586	6.9	12,902,759	6.8
$0.006	68,846,706	8.0	58,919,621	7.9
$0.0071	59,656,991	9.2	43,118,170	9.2
$0.07	6,000,000	9.8	—	—
Totals	151,576,283	8.0	116,140,550	8.2
As of June 30, 2023, 18,261,146 stock options had been exercised, but had not yet vested. If the option holder leaves, the Company has the right to purchase back all unvested exercised options at the initial exercise price, which as of June 30, 2023 would be $107,038. As of June 30, 2023 and December 31, 2022, there were 53,696,879 and 105,636,923 unvested shares, respectively, with a weighted average grant date fair value of $0.0555 and $0.0656 per share, respectively.
The stock-based compensation expense related to option grants was $1,280,436 and $339,821 during the three months ended June 30, 2023 and 2022, respectively, and $2,796,252 and $477,828 during the six months ended June 30, 2023 and 2022, respectively, and is included in general and administrative in the condensed consolidated statements of operations. As of June 30, 2023, the remaining stock-based compensation expense related to unvested option grants was $2,537,832, which is expected to be recognized over a weighted average remaining period of 2.7 years.
As of June 30, 2023 and December 31, 2022, the aggregate intrinsic value of stock options outstanding and stock options exercisable was $7,341,670 and $14,319,711, respectively, and $5,925,539 and $6,662,522, respectively. For the six months ended June 30, 2023, the total intrinsic value of the stock options exercised was $162,188.
The Company and its Chief Executive Officer (“CEO”) have an agreement whereby the CEO is protected from dilution arising from the issuance of stock or convertible loans. The CEO’s ownership percentage is to remain at 6%. As of June 30, 2023, all required shares had been issued to the CEO in accordance with this agreement.
Stockholders’ Deficit
a.Common Stock
On August 5, 2021, the Company increased the authorized shares of common stock, $0.0001 par value, to 3,600,000,000 shares.
b.Stock Options
On September 27, 2015, the Company’s Board of Directors authorized and approved the adoption of the 2015 Equity Incentive Plan effective January 29, 2016. Subsequently, the plan was amended, the most recent of which was on March 12, 2020, allowing an aggregate of 360,917,134 shares to be issued. The plan shall terminate ten years after the plan’s adoption by the Board of Directors. As of December 31, 2022, an aggregate of 409,184,688 stock options were granted to date, 51,899,314 shares have been forfeited or expired to date and are included in the shares available to be granted and an aggregate total of 5,911,348 shares are still available to be granted under the plan.
During the years ended December 31, 2022 and 2021, the Board of Directors approved the grant of 78,056,991 and 150,624,337 stock options, respectively, to the Company’s employees, executives and consultants valued at
$6,307,463 and $5,820,971, respectively, or an average of $0.0808 and $0.0386 per share, respectively. The term of the options is approximately ten years, and the vesting period ranges from fully vested on the grant date to four years.
In applying the Black-Scholes option pricing model, the Company used the following assumptions during:

	2022	2021
Risk-free interest rate	1.43%—4.08%	0.66%—1.26%
Expected term (years)	5.21—6.25	6.25
Expected volatility	71.65%—73.53%	73.03%
Expected dividends	0.00	0.00
The following table summarizes the stock option activity for the years ended December 31, 2022 and 2021:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (years)
Outstanding at January 1, 2021	117,281,148	$0.0039	9.1
Grants	150,624,337	$0.0060	10.0
Exercised	(140,067,000)	$0.0048	8.9
Forfeited	(10,677,415)	$0.0046	8.9
Outstanding at December 31, 2021	117,161,070	$0.0054	9.2
Grants	78,056,991	$0.0073	10.0
Exercised	(24,713,199)	$0.0054	8.7
Forfeited	(14,143,750)	$0.0031	8.6
Expired	(4,491,496)	$0.0044	7.9
Outstanding at December 31, 2022	151,869,616	$0.0064	8.8
The following table presents information relating to stock options as of December 31, 2022:

Options Outstanding			Options Exercisable
Exercise Price	Number of Options	Weighted Average Remaining Life (years)	Exercisable Number of Options	Weighted Average Remaining Life (years)
$0.001	1,200,000	4.0	1,200,000	4.0
$0.004	15,872,586	7.4	11,902,759	7.3
$0.006	73,840,039	8.5	56,944,205	8.4
$0.0071	60,456,991	9.7	—	—
$0.07	500,000	10.0	—	—
Totals	151,869,616	8.8	70,046,964	8.2
As of December 31, 2022, 23,514,271 stock options had been exercised, but had not yet vested. If the option holder leaves, the Company has the right to purchase back all unvested exercised options at the initial exercise price, which as of December 31, 2022 would be $137,887. As of December 31, 2022 and 2021, there were 105,636,923 and 70,615,428 unvested shares, respectively, with a weighted average grant date fair value of $0.0656 and $0.0226 per share, respectively.
The following table presents information relating to stock options as of December 31, 2021:

Options Outstanding			Options Exercisable
Exercise Price	Number of Options	Weighted Average Remaining Life	Exercisable Number of Options	Weighted Average Remaining Life
$0.0001	1,511,459	5.1	1,511,459	5.1
$0.004	29,134,572	8.4	11,096,531	8.4
$0.006	86,515,039	9.5	53,069,947	9.5
Totals	117,161,070	9.2	65,677,937	9.2
The stock-based compensation expense related to option grants was $2,300,619 and $4,430,508 during the years ended December 31, 2022 and 2021, respectively, and is included in general and administrative in the Consolidated Statements of Operations. As of December 31, 2022, the remaining stock-based compensation expense related to unvested option grants was $5,346,326, which is expected to be recognized over a weighted average remaining period of 1.9 years.
As of December 31, 2022 and 2021, the aggregate intrinsic value of stock options outstanding and stock options exercisable was $14,319,711 and $5,052,057, respectively, and $6,662,522 and $2,824,923, respectively. For the years ended December 31, 2022 and 2021, the total intrinsic value of the stock options exercised was $1,823,042 and $4,442,539, respectively.
The Company and its Chief Executive Officer (CEO) have an agreement whereby the CEO is protected from dilution arising from the issuance of stock or convertible loans. The CEO’s ownership percentage is to remain at 6%. As of December 31, 2022, all required shares have been issued to the CEO in accordance with this agreement.